Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	¥ 71,416	¥ 79,995	¥ 56,836
Reclassification to allowance for investment in operating leases			(312)
Provision (Reversal)	12,680	9,816	23,596
Allowance of purchased loans during the reporting period	6,901	2,210	3,899
Charge-offs	(28,372)	(24,897)	(37,432)
Recoveries	593	474	805
Other	2,154	3,818	858
Ending balance	65,372	71,416	79,995
Collective (pool) assessment	51,759	49,660	58,141
Individual assessment	13,613	21,756	21,854
Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			88,269
Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	16,303	16,522	11,692
Reclassification to allowance for investment in operating leases			0
Provision (Reversal)	1,678	1,577	3,285
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(2,637)	(2,802)	(2,668)
Recoveries	27	21	10
Other	348	985	653
Ending balance	15,719	16,303	16,522
Collective (pool) assessment	12,032	12,480	13,267
Individual assessment	3,687	3,823	3,255
Net investment in leases | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			15,242
Installment loans and net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	64,134	73,990	55,687
Reclassification to allowance for investment in operating leases			0
Provision (Reversal)	12,125	7,154	19,113
Allowance of purchased loans during the reporting period	6,901	2,210	3,899
Charge-offs	(21,809)	(23,236)	(37,088)
Recoveries	563	429	794
Other	1,976	3,587	1,209
Ending balance	63,890	64,134	73,990
Collective (pool) assessment	51,211	49,098	57,331
Individual assessment	12,679	15,036	16,659
Installment loans and net investment in leases | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			86,063
Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	7,282	6,005	1,149
Reclassification to allowance for investment in operating leases			(312)
Provision (Reversal)	555	2,662	4,483
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(6,563)	(1,661)	(344)
Recoveries	30	45	11
Other	178	231	(351)
Ending balance	1,482	7,282	6,005
Collective (pool) assessment	548	562	810
Individual assessment	934	6,720	5,195
Other financial assets measured at amortized cost | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			2,206
Consumer | Real estate loans [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	5,716	5,922	3,112
Reclassification to allowance for investment in operating leases			0
Provision (Reversal)	(1,437)	340	390
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(215)	(570)	(495)
Recoveries	27	24	59
Other	1	0	0
Ending balance	4,092	5,716	5,922
Collective (pool) assessment	3,644	5,211	5,354
Individual assessment	448	505	568
Consumer | Real estate loans [Member] | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	455	470	128
Reclassification to allowance for investment in operating leases			0
Provision (Reversal)	(19)	(34)	412
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	0	0	0
Recoveries	1	4	1
Other	9	15	31
Ending balance	446	455	470
Collective (pool) assessment	446	455	470
Individual assessment	0	0	0
Consumer | Real estate loans [Member] | Restatement Adjustment | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			5,968
Consumer | Real estate loans [Member] | Restatement Adjustment | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			26
Consumer | Card loans [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	10,019	12,984	3,785
Reclassification to allowance for investment in operating leases			0
Provision (Reversal)	(421)	(1,301)	(802)
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(584)	(1,669)	(2,150)
Recoveries	8	4	6
Other	0	1	(1)
Ending balance	9,022	10,019	12,984
Collective (pool) assessment	8,329	9,423	12,283
Individual assessment	693	596	701
Consumer | Card loans [Member] | Restatement Adjustment | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			15,931
Consumer | Other [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	5,204	8,359	12,735
Reclassification to allowance for investment in operating leases			0
Provision (Reversal)	4,672	4,948	5,875
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(2,124)	(8,114)	(9,296)
Recoveries	8	11	8
Other	(1)	0	0
Ending balance	7,759	5,204	8,359
Collective (pool) assessment	5,337	2,946	5,616
Individual assessment	2,422	2,258	2,743
Consumer | Other [Member] | Restatement Adjustment | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			11,772
Consumer | Other [Member] | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,105	1,275	782
Reclassification to allowance for investment in operating leases			0
Provision (Reversal)	1,265	300	739
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(508)	(644)	(1,754)
Recoveries	0	0	577
Other	27	174	368
Ending balance	1,889	1,105	1,275
Collective (pool) assessment	1,467	961	1,038
Individual assessment	422	144	237
Consumer | Other [Member] | Restatement Adjustment | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			1,345
Corporate | Non-recourse Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	81	32	13
Reclassification to allowance for investment in operating leases			0
Provision (Reversal)	173	49	(5)
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Other	(1)	0	0
Ending balance	253	81	32
Collective (pool) assessment	253	81	32
Individual assessment	0	0	0
Corporate | Non-recourse Loans | The Americas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,691	3,450	1,773
Reclassification to allowance for investment in operating leases			0
Provision (Reversal)	(1,186)	(1,035)	43
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	0	0	0
Recoveries	0	0	0
Other	(11)	276	57
Ending balance	1,494	2,691	3,450
Collective (pool) assessment	560	1,836	3,218
Individual assessment	934	855	232
Corporate | Non-recourse Loans | Restatement Adjustment | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			37
Corporate | Non-recourse Loans | Restatement Adjustment | The Americas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			3,350
Corporate | Corporate Real Estate Companies Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	617	901	983
Reclassification to allowance for investment in operating leases			0
Provision (Reversal)	131	(204)	(58)
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	0	(109)	(96)
Recoveries	28	29	25
Other	1	0	1
Ending balance	777	617	901
Collective (pool) assessment	663	490	621
Individual assessment	114	127	280
Corporate | Corporate Real Estate Companies Loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	735	1,539	2,010
Reclassification to allowance for investment in operating leases			0
Provision (Reversal)	264	(855)	(1,502)
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(29)	(10)	(570)
Recoveries	0	0	33
Other	37	61	(11)
Ending balance	1,007	735	1,539
Collective (pool) assessment	1,007	735	1,539
Individual assessment	0	0	0
Corporate | Corporate Real Estate Companies Loans | Restatement Adjustment | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			1,029
Corporate | Corporate Real Estate Companies Loans | Restatement Adjustment | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			3,589
Corporate | Corporate Commercial, industrial and other companies | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,337	1,938	2,447
Reclassification to allowance for investment in operating leases			0
Provision (Reversal)	102	93	(27)
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(358)	(761)	(592)
Recoveries	71	67	11
Other	0	0	1
Ending balance	1,152	1,337	1,938
Collective (pool) assessment	477	505	199
Individual assessment	675	832	1,739
Corporate | Corporate Commercial, industrial and other companies | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	18,296	18,763	14,769
Reclassification to allowance for investment in operating leases			0
Provision (Reversal)	7,164	3,503	10,410
Allowance of purchased loans during the reporting period	0	0	0
Charge-offs	(8,212)	(6,185)	(15,427)
Recoveries	329	155	18
Other	1,555	2,060	(9)
Ending balance	19,132	18,296	18,763
Collective (pool) assessment	16,455	13,367	13,013
Individual assessment	2,677	4,929	5,750
Corporate | Corporate Commercial, industrial and other companies | Restatement Adjustment | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			2,545
Corporate | Corporate Commercial, industrial and other companies | Restatement Adjustment | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			23,771
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,575	1,835	1,458
Reclassification to allowance for investment in operating leases			0
Provision (Reversal)	(261)	(227)	353
Allowance of purchased loans during the reporting period	6,901	2,210	3,899
Charge-offs	(7,142)	(2,372)	(4,040)
Recoveries	64	114	46
Other	11	15	119
Ending balance	1,148	1,575	1,835
Collective (pool) assessment	541	608	681
Individual assessment	¥ 607	¥ 967	1,154
Purchased loans | Restatement Adjustment
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			1,458
Accounting Standards Update 2016-13 [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			31,745
Accounting Standards Update 2016-13 [Member] | Net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			3,550
Accounting Standards Update 2016-13 [Member] | Installment loans and net investment in leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			30,376
Accounting Standards Update 2016-13 [Member] | Other financial assets measured at amortized cost
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			1,369
Accounting Standards Update 2016-13 [Member] | Consumer | Real estate loans [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			2,856
Accounting Standards Update 2016-13 [Member] | Consumer | Real estate loans [Member] | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			(102)
Accounting Standards Update 2016-13 [Member] | Consumer | Card loans [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			12,146
Accounting Standards Update 2016-13 [Member] | Consumer | Other [Member] | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			(963)
Accounting Standards Update 2016-13 [Member] | Consumer | Other [Member] | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			563
Accounting Standards Update 2016-13 [Member] | Corporate | Non-recourse Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			24
Accounting Standards Update 2016-13 [Member] | Corporate | Non-recourse Loans | The Americas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			1,577
Accounting Standards Update 2016-13 [Member] | Corporate | Corporate Real Estate Companies Loans | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			46
Accounting Standards Update 2016-13 [Member] | Corporate | Corporate Real Estate Companies Loans | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			1,579
Accounting Standards Update 2016-13 [Member] | Corporate | Corporate Commercial, industrial and other companies | Japan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			98
Accounting Standards Update 2016-13 [Member] | Corporate | Corporate Commercial, industrial and other companies | Overseas
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			9,002
Accounting Standards Update 2016-13 [Member] | Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance			¥ 0